Subsequent events Subsequent events (Details) (USD $)				0 Months Ended			0 Months Ended			0 Months Ended			0 Months Ended				0 Months Ended			0 Months Ended			0 Months Ended					0 Months Ended
	Sep. 27, 2014	Jun. 28, 2014	Sep. 06, 2013	Oct. 31, 2014 Lumara [Member] Subsequent Event Type [Member]	Nov. 06, 2014 Omega [Member] Subsequent Event Type [Member]	Nov. 06, 2014 Omega [Member] Subsequent Event Type [Member]	Nov. 06, 2014 Euro Member Countries, Euro Omega [Member] Subsequent Event Type [Member]	Nov. 06, 2014 Euro Member Countries, Euro Omega [Member] Subsequent Event Type [Member]	Nov. 06, 2014 United States of America, Dollars Omega [Member] Subsequent Event Type [Member]	Nov. 06, 2014 5.1045% Senior Note [Member] Omega [Member] Subsequent Event Type [Member]	Nov. 06, 2014 5.1045% Senior Note [Member] Omega [Member] Subsequent Event Type [Member]	Nov. 06, 2014 5.1045% Senior Note [Member] Euro Member Countries, Euro Omega [Member] Subsequent Event Type [Member]	Nov. 06, 2014 6.19% Senior Note [Member] Omega [Member] Subsequent Event Type [Member]	Nov. 06, 2014 6.19% Senior Note [Member] Omega [Member] Subsequent Event Type [Member]	Nov. 06, 2014 6.19% Senior Note [Member] Euro Member Countries, Euro Omega [Member] Subsequent Event Type [Member]	Nov. 06, 2014 6.19% Senior Note [Member] United States of America, Dollars Omega [Member] Subsequent Event Type [Member]	Nov. 06, 2014 5.125% Retail Bond [Member] Omega [Member] Subsequent Event Type [Member]	Nov. 06, 2014 5.125% Retail Bond [Member] Omega [Member] Subsequent Event Type [Member]	Nov. 06, 2014 5.125% Retail Bond [Member] Euro Member Countries, Euro Omega [Member] Subsequent Event Type [Member]	Nov. 06, 2014 4.5% Retail Bond [Member] Omega [Member] Subsequent Event Type [Member]	Nov. 06, 2014 4.5% Retail Bond [Member] Omega [Member] Subsequent Event Type [Member]	Nov. 06, 2014 4.5% Retail Bond [Member] Euro Member Countries, Euro Omega [Member] Subsequent Event Type [Member]	Nov. 06, 2014 5.0% Retail Bond [Member] Omega [Member] Subsequent Event Type [Member]	Nov. 06, 2014 5.0% Retail Bond [Member] Omega [Member] Subsequent Event Type [Member]	Nov. 06, 2014 5.0% Retail Bond [Member] Euro Member Countries, Euro Omega [Member] Subsequent Event Type [Member]	Nov. 06, 2014 Credit facility indebtedness [Member] Euro Member Countries, Euro Omega [Member] Subsequent Event Type [Member]	Nov. 06, 2014 Consideration for business acquisition [Member] Omega [Member] Subsequent Event Type [Member]	Nov. 06, 2014 Non-solicit agreement [Member] Omega [Member] Subsequent Event Type [Member]	Nov. 06, 2014 Noncompete Agreements [Member] Omega [Member] Subsequent Event Type [Member]
Subsequent Event [Line Items]
Payments to Acquire Businesses, Gross				$ 83,000,000	$ 3,600,000,000
Total Company shares issued to acquired company shareholders						5,400,000
Interest Expense, Other							2,480,000,000
Escrow Deposit Disbursements Related to Property Acquisition							248,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities								1,100,000,000				135,000,000			16,200,000	20,000,000			300,000,000			180,000,000			120,000,000	390,000,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life																												2 years	3 years
Business Acquisition, Cash Exchange						1,800,000,000
Debt Instrument, Interest Rate, Stated Percentage											5.1045%			6.19%				5.125%			4.50%			5.00%			5.00%
Debt Instrument, Maturity Date										Jan. 01, 2023			Jan. 01, 2016				Jan. 01, 2017			Jan. 01, 2017			Jan. 01, 2019
Business Acquisition, Percentage of Voting Interests Acquired						95.77%
Treasury Stock, Shares, Acquired					30,243,983
Business Acquisition, Date of Acquisition Agreement				Oct. 31, 2014	Nov. 06, 2014
Line of Credit Facility, Expiration Period					364 days
Acquired company shares outstanding on acquisition date						685,348,257
Line of Credit Facility, Maximum Borrowing Capacity								1,750,000,000	1,000,000,000
Term loans	$ 895,000,000	$ 930,000,000	$ 1,000,000,000					$ 800,000,000	$ 300,000,000